Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Cash flows from operating activities:
Net loss	$ (651,374)	$ (212,343)	$ (608,184)	$ 657,460	$ (681,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	74,297	67,951	266,773	414,623	74,053
Allowance for doubtful accounts			60,242	0	0
Rent contributed by shareholders as paid-in capital	1,500	1,500	6,000	6,000	6,000
Gain on termination of capital lease	0	(130,960)	(128,379)	0	0
Changes in operating assets and liabilities:
Accounts receivable	2,665,569	296,555	1,758,079	(4,736,375)	0
Other receivables	306,152	(127,161)	43,289	(337,078)	(24,235)
Prepayment	(2,242,905)	(76,914)	485,715	2,438,844	(7,630,372)
Inventory	(592,576)	3,100	503,892	6,315,793	(9,825,555)
Due from related party	(71,693)	9,988	583,124	(581,671)	0
Deferred tax asset			0	113,932	(113,932)
Other current asset	(142,627)	(124,498)	594,895	422,426	(1,146,785)
Accounts payable and accrued liabilities	(752,366)	(148,282)	1,881,936	2,900,812	69,894
Other payables and tax payables	21,946	(15,095)	115,154	607,729	105,623
Advance billings on contracts	303,207	47,782
Advance from customers			(5,213,700)	(6,056,247)	12,052,437
Advance from shareholders			0	0	(50,165)
Deferred tax liability	(36,258)	(83,388)	26,832	83,388	0
Net cash used in operating activities	(1,117,128)	(491,765)	375,668	2,249,636	(7,164,231)
Cash flows from investing activities:
Purchase of property and equipment	(7,353)	0	(91,814)	(63,234)	(5,792,087)
Loan made to related parties	179,628	32,319	30,865	(32,319)	0
Loan repaid from/(made to) third parties			(185,190)	0	0
Net cash provided by investing activities	172,275	32,319	(246,139)	(95,553)	(5,792,087)
Cash flows from financing activities:
Proceeds from/(Repayment of) advances from related parties	368,832	142,298	671,461	(2,022,822)	3,046,744
Advances from director	0	1,712	(2,817)	(13,007)	421,665
Advances from shareholders	0	250,000	0	0	19,287
Capital contribution from shareholders			250,000	0	8,013,774
Net cash provided by financing activities	368,832	394,010	918,644	(2,035,829)	11,501,470
Effect of exchange rate change on cash	(275,289)	(122,582)	(323,982)	(173,013)	371,629
Net change in cash and cash equivalents	(851,310)	(188,018)	724,191	(54,759)	(1,083,219)
Cash and cash equivalents - beginning of period	1,226,220	502,029	502,029	556,788	1,640,007
Cash and cash equivalents - end of period	$ 374,910	$ 314,011	1,226,220	502,029	556,788
Supplemental disclosure of cash flow information
Interest paid			0	0	0
Income tax paid			$ 140,171	$ 426,616	$ 0